Share - Based Payment - Summaries of All STI and LTI Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year	0	0	2,700,291	2,700,291	2,150,581	2,150,581
Granted during the fiscal year Number					1,500,000	1,500,000
Balance at end of the end fiscal year Number	3,284,126	3,284,126	0	0	2,700,291	2,700,291
Vested and exercisable at end of the fiscal year Number					0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year			11,837,560	11,837,560	4,941,786	4,941,786
Granted during the fiscal year Number					10,950,000	10,950,000
Exercised					(4,054,226)	(4,054,226)
Lapsed during the fiscal year Number					0	0
Balance at end of the end fiscal year Number					11,837,560	11,837,560
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.24
Balance at start of the fiscal year			0	0	1,666,667	1,666,667
Exercised					(1,666,667)	(1,666,667)
Balance at end of the end fiscal year Number					0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.23
Balance at start of the fiscal year			500,000	500,000	500,000	500,000
Exercised					0	0
Balance at end of the end fiscal year Number					500,000	500,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.23
Balance at start of the fiscal year			0	0	2,000,001	2,000,001
Exercised					(2,000,001)	(2,000,001)
Balance at end of the end fiscal year Number					0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares					$ 0.47
Balance at start of the fiscal year			387,560	387,560
Granted during the fiscal year Number					0	0
Balance at end of the end fiscal year Number					387,560	387,560
Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year	3,100,000	3,100,000	2,700,291	2,700,291
Granted during the fiscal year Number	339,621	339,621	1,350,000	1,350,000
Balance at end of the end fiscal year Number	1,339,621	1,339,621	3,100,000	3,100,000	2,700,291	2,700,291
Vested and exercisable at end of the fiscal year Number	0	0	0	0
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year	7,563,502	7,563,502	11,837,560	11,837,560
Granted during the fiscal year Number	11,206,404	11,206,404	263,502	263,502
Exercised	(2,000,000)	(2,000,000)	(4,537,560)	(4,537,560)
Balance at end of the end fiscal year Number	16,769,906	16,769,906	7,563,502	7,563,502	11,837,560	11,837,560
Vested and exercisable at end of the fiscal year Number	1,913,502	1,913,502	0	0	0	0
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.23
Balance at start of the fiscal year	0	0	500,000	500,000
Exercised			(500,000)	(500,000)
Balance at end of the end fiscal year Number			0	0	500,000	500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.47
Balance at start of the fiscal year	0	0	387,560	387,560	775,118	775,118
Exercised			(387,560)	(387,560)	(387,558)	(387,558)
Balance at end of the end fiscal year Number			0	0	387,560	387,560
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 3, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | (per share)	$ 0.26		$ 0.26			$ 0.26
Balance at start of the fiscal year	3,000,000	3,000,000	4,500,000	4,500,000
Granted during the fiscal year Number			0	0	4,500,000	4,500,000
Exercised	(1,500,000)	(1,500,000)	(1,500,000)	(1,500,000)
Balance at end of the end fiscal year Number	1,500,000	1,500,000	3,000,000	3,000,000	4,500,000	4,500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 1, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | (per share)	$ 0.28		$ 0.28			$ 0.28
Balance at start of the fiscal year	2,400,000	2,400,000	3,600,000	3,600,000
Granted during the fiscal year Number			0	0	3,600,000	3,600,000
Exercised	0	0	(1,200,000)	(1,200,000)
Balance at end of the end fiscal year Number	2,400,000	2,400,000	2,400,000	2,400,000	3,600,000	3,600,000
Vested and exercisable at end of the fiscal year Number	1,200,000	1,200,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | (per share)	$ 0.26		$ 0.26			$ 0.26
Balance at start of the fiscal year	1,900,000	1,900,000	2,850,000	2,850,000
Granted during the fiscal year Number			0	0	2,850,000	2,850,000
Exercised	(500,000)	(500,000)	(950,000)	(950,000)
Balance at end of the end fiscal year Number	1,400,000	1,400,000	1,900,000	1,900,000	2,850,000	2,850,000
Vested and exercisable at end of the fiscal year Number	450,000	450,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | (per share)	$ 0.235			$ 0.235
Balance at start of the fiscal year	263,502	263,502
Granted during the fiscal year Number	0	0	263,502	263,502
Balance at end of the end fiscal year Number	263,502	263,502	263,502	263,502
Vested and exercisable at end of the fiscal year Number	263,502	263,502
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.55
Granted during the fiscal year Number	206,404	206,404
Balance at end of the end fiscal year Number	206,404	206,404
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.49
Granted during the fiscal year Number	3,600,000	3,600,000
Balance at end of the end fiscal year Number	3,600,000	3,600,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.49
Granted during the fiscal year Number	4,500,000	4,500,000
Balance at end of the end fiscal year Number	4,500,000	4,500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 26, 2021 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.49
Granted during the fiscal year Number	2,900,000	2,900,000
Balance at end of the end fiscal year Number	2,900,000	2,900,000